Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Jul. 16, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Date of incorporation				Mar. 20, 2019	Mar. 20, 2019
State of incorporation				DE	DE
Payments for under writing expense		$ 4,600,000
Estimated interest expenses to be paid in case the business acquisition has not occurred				$ 100,000	$ 100,000
Proceeds from issuance of warrants			$ 6,350,000		6,350,000
Transaction costs		13,185,704
Deferred underwriting fees		8,050,000
Other costs		$ 535,704
Minimum tangible assets required for business combination				5,000,001	5,000,001	$ 5,000,001
Additional proceeds from initial public offering				$ 535,515	$ 624,943
XL Hybrids, Inc [Member]
Date of incorporation				Jul. 01, 2009		Jul. 01, 2009
State of incorporation				DE		DE
Gross proceeds from initial public offer	$ 50,000,000
Proceeds from Convertible Debt				$ 8,100,000		$ 8,010,000
Number Of Securities Called By Warrants				1,405,888
Exercise Price of Warrants or Rights				$ 0.6046
Least Cash Expects				$ 133,000,000		$ 144,000,000
US Treasury and Government [Member]
Investments maturity period		180 days
IPO [Member]
Stock issued during period		23,000,000
Gross proceeds from initial public offer		$ 230,000,000
Issue price per unit		$ 10.00
Private Placement [Member]
Warrants and rights issued		4,233,333
Warrants price		$ 1.50
Proceeds from issuance of warrants		$ 6,350,000
Over-Allotment Option [Member]
Stock issued during period		3,000,000